Stock appreciation rights ("SARs") (Details) - $ / shares	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014
SARs Awarded (in shares)	1,719,733	205,519	37,797	5,595	22,118
Exercise Price (in dollars per share)	$ 7.40	$ 9.20	$ 10.25	$ 13.91	$ 13.66
Vesting Period (in years)	3 years	3 years	3 years	3 years	3 years
Grant Price (in dollars per share)	$ 7.40	$ 9.20	$ 10.25	$ 13.91	$ 13.66
Dividend Yield (in hundredths)	0.00%	6.63%	3.90%	2.88%	2.93%
Risk-free rate of Return (in hundredths)	2.51%	1.79%	1.90%	2.20%	2.06%
Expected Volatility (in hundredths)	40.59%	58.09%	61.38%	53.60%	56.31%
Weighted Average Fair Value at grant date (in dollars per share)	$ 2.67	$ 2.20	$ 2.98	$ 4.20	$ 4.17
Average Expected Exercise Life	4 years 3 months
Valuation Method	Black Scholes	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Maximum [Member]
Average Expected Exercise Life		5 years	5 years	5 years	5 years
Minimum [Member]
Average Expected Exercise Life		4 years	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days